Document and Entity Information	Total
Document and Entity Information:
Registrant Name	Delaware Group Income Funds
Document Type	497
Document Period End Date	Jul. 31, 2016
Amendment Flag	false
Central Index Key	0000027825
Document Effective Date	Feb. 03, 2017
Document Creation Date	Feb. 03, 2017
Delaware Floating Rate Fund | Class A
Document and Entity Information:
Trading Symbol	DDFAX
Delaware Floating Rate Fund | Class C
Document and Entity Information:
Trading Symbol	DDFCX
Delaware Floating Rate Fund | Class R
Document and Entity Information:
Trading Symbol	DDFFX
Delaware Floating Rate Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DDFLX